Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes
11. INCOME TAXES
The income tax provision, for the years ended December
31, differs from that computed using the
enacted Canadian federal statutory income tax rate for the following reasons:
millions of dollars 2025
2024
Income before provision for income taxes $
1,171 $
409
Income taxes, at statutory income tax rate
176
15%
61
15%
Domestic reconciling items:
Investment tax credits
(36) (3) % -
-
%
Deferred income taxes on regulated income recorded as
regulatory assets and regulatory liabilities
(18) (2) % (44) (11) %
Valuation allowance
(14) (1) % (30) (7) %
Net Part VI.1 tax
14
1%
14
3%
Interest and financing expenses
-
-
% (30) (7) %
Additional impact from the sale of LIL equity interest
-
-
%
11
3%
Other
(8) (1) % (3) (1) %
Provincial income taxes
(1)
(31) (3) % (130) (32) %
Foreign reconciling items:
-
United States
-
Federal tax rate variance
58
5%
32
8%
Production tax credits
(51) (4) % (41) (10) %
State income tax, net of federal income tax benefit
49
4%
30
7%
Amortization of deferred income tax regulatory liabilities
(45) (4) % (37) (9) %
Investment tax credits
(39) (3) % (8) (2) %
Deferral and amortization of Investment tax credits
21
2% (4) (1) %
Impairment charges
13
1%
35
9%
Other
(3) -
% (8) (2) %
Other foreign jurisdictions
(5) -
% (7) (2) %
Income tax expense (recovery)
$
81
7% $ (159) (39) %
(1) The majority of provincial income taxes relate
to Nova Scotia.
US One Big Beautiful Bill Act (“OBBBA”):
On July 4, 2025, the OBBBA was signed into law.
The OBBBA makes permanent many of the expired
and expiring tax provisions originally enacted in the Tax
Cuts and Jobs Act of 2017. It also includes
significant changes in future years to the timing and availability of several clean energy tax credits
previously enacted in the Inflation Reduction Act, including the investment tax credit and production tax
credit. On August 15, 2025, the Internal Revenue Service
released guidance on determining when wind
and solar projects have begun construction for purposes
of qualifying for these tax credits. Emera’s 2025
financial statements were not materially impacted as a
result of the enacted changes.
Excessive Interest and Financing Expenses Limitation
(“EIFEL”) Regime:
On June 20, 2024, Bill C-59, an Act to implement certain provisions of the fall economic statement tabled
in Parliament on November 21, 2023, and certain provisions
of the budget tabled in Parliament on March
28, 2023, was enacted. Bill C-59 includes the EIFEL regime,
which is effective January 1, 2024. EIFEL
applies to limit a company’s net interest and financing
expense deduction to no more than 30 per cent of
earnings before interest, income taxes, depreciation, and amortization for tax purposes. Any denied
interest and financing expenses under the EIFEL regime can
be carried forward indefinitely.
During 2024, the Company incurred $ 185
million of interest and financing expenses in connection with
a
specific financing structure. The current and future interest and financing expenses were expected to be
denied under the EIFEL legislation and, as a result, the
financing structure was wound up. It was
determined that Emera was more likely than not to realize
the benefit of the current denied interest and
financing expenses and therefore a $ 54
million deferred income tax asset and related income tax
benefit
was recorded during Q4 2024. In addition, Emera recognized
a $
4
million income tax benefit related to
the reversal of a deferred income tax liability on the wind-up of the financing structure. During 2024, the
total tax benefit of $ 58
million was recorded in “Income tax expense (recovery)”
on the Consolidated
Statements of Income and included in the Other segment.
The following table reflects the composition of income
before provision for income taxes presented in the
Consolidated Statements of Income for the years ended
December 31:
millions of dollars 2025 2024
Canada $
157 $ (175)
United States
961
534
Other
53
50
Income before provision for income taxes $
1,171 $
409
The deferred income tax assets and liabilities presented in
the Consolidated Balance Sheets as at
December 31 consisted of the following:
millions of dollars 2025 2024
Deferred income tax assets:
Tax
loss carryforwards
$
1,028 $
1,118
Tax
credit carryforwards
596
534
Regulatory liabilities
295
321
Pension and other post-retirement liabilities
173
197
Derivative instruments
143
144
Other
463
432
Total
deferred income tax assets before valuation allowance
2,698
2,746
Valuation allowance (317) (322)
Total
deferred income tax assets after valuation allowance
$
2,381 $
2,424
Deferred income tax liabilities:
PP&E $ (3,462) $ (3,307)
Regulatory assets (358) (420)
Pension and other post-retirement assets (335) (286)
Other (321) (350)
Total
deferred income tax liabilities
$ (4,476) $ (4,363)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets $
421 $
392
Long-term deferred income tax liabilities (2,516) (2,331)
Net deferred income tax liabilities $ (2,095) $ (1,939)
Considering all evidence regarding the utilization of the Company’s deferred income tax assets, it has
been determined that Emera is more likely than not to realize all recorded deferred income tax assets,
except for certain loss carryforwards, denied interest and
financing expenses and unrealized capital
losses on long-term debt and investments. A valuation
allowance of $
317
million has been recorded as at
December 31, 2025 (2024 – $ 322
million) related to the loss carryforwards, denied interest
and financing
expenses, long-term debt and investments. During 2025,
the Company recognized a $
28
million (2024 -
$ 58
million) net tax benefit primarily due to the utilization
of certain loss carryforwards, which were subject
to a valuation allowance at the beginning of the year.
The Company intends to indefinitely reinvest earnings
from certain foreign operations. It is impractical to
estimate the amount of income and withholding tax that might be payable if such earnings were
repatriated.
Emera’s net operating loss ("NOL"), capital loss
and tax credit carryforwards and their expiration periods
as at December 31, 2025 consisted of the following:
Subject to
Tax Valuation Net Tax Expiration
millions of dollars Carryforwards Allowance Carryforwards Period
Canada
NOL
$
2,649
$
(876)
$
1,773 2026 - 2045
Capital loss
55 (55) -
Indefinite
Tax credit
2 (2) - 2028 - 2044
United States
Federal NOL
$
909 $ (1) $
908 2037 - Indefinite
State NOL
937 (30)
907 2026 - Indefinite
Capital loss
1 -
1 2029
Tax credit
595 (1)
594 2026 - 2045
Other
NOL
$
108 $ (20) $
88 2026 - 2031
The following table provides details of the change in unrecognized tax benefits for the years ended
December 31 as follows:
millions of dollars 2025 2024
Balance, January 1 $
42 $
37
Increases due to tax positions related to current year
6
6
Increases due to tax positions related to a prior year
1
2
Decreases due to tax positions related to a prior year (3) (3)
Balance, December 31 $
46 $
42
Unrecognized tax benefits relate to the timing of certain
tax deductions at NSPI and research and
development tax credits primarily at TEC. The total amount
of unrecognized tax benefits as at December
31, 2025 was $ 46
million (2024 – $
42
million), which would decrease the effective
tax rate if recognized.
The total amount of accrued interest with respect to unrecognized tax benefits was $
12
million (2024 –
$ 10
million) with $
2
million interest expense recognized in the Consolidated
Statements of Income (2024
– $ 1
million).
No
penalties have been accrued.
NSPI and the CRA are currently in a dispute with respect
to the timing of certain tax deductions for
its 2006 through 2010 and 2013 through 2016 taxation
years. The ultimate permissibility of the tax
deductions is not in dispute; rather,
it is the timing of those deductions. The cumulative net
amount in
dispute to date is $ 126
million (2024 – $
126
million), including interest. NSPI has prepaid $
55
million
(2024 – $ 55
million) of the amount in dispute, as required by
CRA.
On November 29, 2019, NSPI filed a Notice of Appeal
with the Tax
Court of Canada with respect to its
dispute of the 2006 through 2010 taxation years. Should
NSPI be successful in defending its position, all
payments including applicable interest will be refunded.
If NSPI is unsuccessful in defending any portion
of its position, the resulting taxes and applicable interest will be deducted from amounts previously paid,
with the difference, if any,
either owed to, or refunded from, the CRA. The related
tax deductions will be
available in subsequent years.
Should NSPI be similarly reassessed by the CRA for years
not currently in dispute, further payments will
be required; however, the
ultimate permissibility of these deductions would be
similarly not in dispute.
NSPI and its advisors believe that NSPI has reported
its tax position appropriately.
NSPI continues to
assess its options to resolving the dispute; however,
the outcome of the Notice of Appeal process is not
determinable at this time.
Emera files a Canadian federal income tax return, which
includes its Nova Scotia provincial income tax.
Emera’s subsidiaries file Canadian, US, Barbados,
and St. Lucia income tax returns. As at December
31,
2025, the Company’s tax years still open to examination
by taxing authorities include 2006 and
subsequent years.